Unaudited Interim Condensed Consolidated Statements of Cash Flows - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities
Loss for the period	€ (18,127)	€ (26,041)
Adjustments for non-cash transactions	8,438	(6,922)
Changes in non-current operating assets and liabilities	(269)	(4,763)
Changes in working capital	(13,935)	11,193
Cash generated from/(used in) operations	(23,893)	(26,533)
Income tax paid	(433)	(318)
Net cash generated from/(used in) operating activities	(24,326)	(26,851)
Cash flows from investing activities
Purchases of property, plant and equipment, net of proceeds from sale	(3,814)	(9,385)
Purchases of intangible assets, net of proceeds from sale	0	(76)
Interest received	253	13
Net cash used in investing activities	(3,561)	(9,447)
Cash flows from financing activities
Proceeds from issuance of common stock, net of costs of equity transactions	(194)	3,726
Payment of lease liabilities	(933)	(835)
Interest paid	(2,689)	(1,909)
Net cash generated from/(used in) financing activities	(3,816)	982
Net change in cash and cash equivalents	(31,703)	(35,316)
Cash and cash equivalents at beginning of the period	286,532	346,642
Exchange gains/(losses) on cash	(344)	(107)
Restricted cash	0	45
Cash and cash equivalents at end of the period	€ 254,485	€ 311,264